Performance Management - Allspring Spectrum Multi-Asset Funds - Classes A, C, Administrator & Institutional	Apr. 30, 2026
Spectrum Aggressive Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +17.51% Lowest Quarter: December 31, 2018 -13.94% Year-to-date total return as of June 30, 2026 is +12.72%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)[1]	2/10/2017	14.13%	8.91%	10.84%
Class C (before taxes)[2]	10/1/1997	19.18%	9.39%	10.93%
Class C (after taxes on distributions)[2]	10/1/1997	15.60%	7.32%	8.69%
Class C (after taxes on distributions and the sale of Fund Shares)[2]	10/1/1997	13.16%	6.92%	8.29%
Administrator Class (before taxes)[3]	2/4/2022	21.18%	10.29%	11.59%
Institutional Class (before taxes)[4]	7/31/2018	21.49%	10.57%	11.77%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)[5]		22.34%	11.19%	11.72%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
[1],[2],[3],[4],[5]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Spectrum Aggressive Growth Fund | Class C
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class C as of 12/31 each year2(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of June 30, 2026 is +12.72%
Bar Chart, Year to Date Return	12.72%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	17.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: December 31, 2018
Lowest Quarterly Return	(13.94%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Spectrum Conservative Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +9.92% Lowest Quarter: June 30, 2022 -8.21% Year-to-date total return as of June 30, 2026 is +7.12%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)[1]	2/10/2017	5.94%	3.10%	5.26%
Class C (before taxes)[2]	9/30/2004	10.67%	3.57%	5.34%
Class C (after taxes on distributions)[2]	9/30/2004	9.61%	2.06%	3.66%
Class C (after taxes on distributions and the sale of Fund Shares)[2]	9/30/2004	6.35%	2.19%	3.67%
Institutional Class (before taxes)[3]	7/31/2018	12.63%	4.65%	6.14%
Spectrum Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)[4]		13.14%	4.87%	6.53%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)[5]		22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-0.36%	2.01%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
[6],[7],[8],[9],[10]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Spectrum Conservative Growth Fund | Class C
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class C as of 12/31 each year2(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of June 30, 2026 is +7.12%
Bar Chart, Year to Date Return	7.12%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	9.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	(8.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Spectrum Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +15.27% Lowest Quarter: March 31, 2020 -11.98% Year-to-date total return as of June 30, 2026 is +10.16%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)[1]	2/10/2017	9.41%	6.04%	8.36%
Class C (before taxes)[2]	9/30/2004	14.06%	6.47%	8.47%
Class C (after taxes on distributions)[2]	9/30/2004	11.41%	4.36%	6.18%
Class C (after taxes on distributions and the sale of Fund Shares)[2]	9/30/2004	9.27%	4.41%	6.13%
Institutional Class (before taxes)[3]	7/31/2018	16.34%	7.62%	9.24%
Spectrum Growth Blended Index (reflects no deduction for fees, expenses, or taxes)[4]		16.86%	7.49%	8.72%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)[5]		22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-0.36%	2.01%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
[11],[12],[13],[14],[15]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Spectrum Growth Fund | Class C
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class C as of 12/31 each year2(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of June 30, 2026 is +10.16%
Bar Chart, Year to Date Return	10.16%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	15.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	(11.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Spectrum Income Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +7.37% Lowest Quarter: June 30, 2022 -6.10% Year-to-date total return as of June 30, 2026 is +4.74%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)[1]	2/10/2017	2.83%	0.54%	2.99%
Class C (before taxes)[2]	9/30/2004	7.27%	0.99%	3.04%
Class C (after taxes on distributions)[2]	9/30/2004	5.92%	-0.32%	1.67%
Class C (after taxes on distributions and the sale of Fund Shares)[2]	9/30/2004	4.31%	0.25%	1.90%
Institutional Class (before taxes)[3]	7/31/2018	9.48%	2.07%	3.84%
Spectrum Income Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)[4]		10.19%	2.65%	4.63%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)[5]		22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-0.36%	2.01%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
[16],[17],[18],[19],[20]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Spectrum Income Allocation Fund | Class C
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class C as of 12/31 each year2(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of June 30, 2026 is +4.74%
Bar Chart, Year to Date Return	4.74%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	7.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	(6.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Spectrum Moderate Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +12.64% Lowest Quarter: June 30, 2022 -10.06% Year-to-date total return as of June 30, 2026 is +9.00%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)[1]	2/10/2017	8.04%	4.92%	7.09%
Class C (before taxes)[2]	10/1/1997	12.84%	5.39%	7.18%
Class C (after taxes on distributions)[2]	10/1/1997	10.19%	3.56%	5.14%
Class C (after taxes on distributions and the sale of Fund Shares)[2]	10/1/1997	8.38%	3.60%	5.11%
Institutional Class (before taxes)[3]	7/31/2018	14.97%	6.50%	7.98%
Spectrum Moderate Growth Blended Index (reflects no deduction for fees, expenses, or taxes)[4]		15.23%	6.32%	7.75%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)[5]		22.34%	11.19%	11.72%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-0.36%	2.01%
[21],[22],[23],[24],[25]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Spectrum Moderate Growth Fund | Class C
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class C as of 12/31 each year2(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of June 30, 2026 is +9.00%
Bar Chart, Year to Date Return	9.00%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	12.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	(10.06%)
Lowest Quarterly Return, Date	Jun. 30, 2022

[1]
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[2]
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[3]
3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

[4]
4.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[5]
5.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.

[6]
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[7]
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[8]
3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[9]
4.	Source: Allspring Funds Management, LLC. The Spectrum Conservative Growth Blended Index is comprised of 39% MSCI ACWI Index (net), 36% Bloomberg U.S. Aggregate Index, 15% Bloomberg U.S. TIPS Index and 10% ICE BofA U.S. High Yield Constrained Index. You cannot invest directly in an index.

[10]
5.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.

[11]
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[12]
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[13]
3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[14]
4.	Source: Allspring Funds Management, LLC. The Spectrum Growth Blended Index is comprised of 64% MSCI ACWI Index (net), 20% Bloomberg U.S. Aggregate Index, 10% Bloomberg U.S. TIPS Index and 6% ICE BofA U.S. High Yield Constrained Index. You cannot invest directly in an index.

[15]
5.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.

[16]
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[17]
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[18]
3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[19]
4.	Source: Allspring Funds Management, LLC. The Spectrum Income Allocation Blended Index is comprised of 19% MSCI ACWI Index (net), 54% Bloomberg U.S. Aggregate Index, 15% Bloomberg U.S. TIPS Index and 12% ICE BofA U.S. High Yield Constrained Index. You cannot invest directly in an index.

[20]
5.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.

[21]
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[22]
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[23]
3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[24]
4.	Source: Allspring Funds Management, LLC. The Spectrum Moderate Growth Blended Index is comprised of 53% MSCI ACWI Index (net), 29% Bloomberg U.S. Aggregate Index, 10% Bloomberg U.S. TIPS Index and 8% ICE BofA U.S. High Yield Constrained Index. You cannot invest directly in an index.

[25]
5.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.